NET INCOME PER SHARE (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2014 Class A USD ($)	Dec. 31, 2014 Class A RUB	Dec. 31, 2013 Class A RUB	Dec. 31, 2012 Class A RUB	Dec. 31, 2014 Class B USD ($)	Dec. 31, 2014 Class B RUB	Dec. 31, 2013 Class B RUB	Dec. 31, 2012 Class B RUB
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	1,558,500	1,558,500	1,346,000	1,139,956
NET INCOME PER SHARE
Net income, allocated for basic	$ 302.5	17,020.0	13,474.0	8,223.0	$ 236.4	13,300.0	9,674.0	4,564.0	$ 66.1	3,720.0	3,800.0	3,659.0
Reallocation of net income as a result of conversion of Class B to Class A shares					66.1	3,720.0	3,800.0	3,659.0
Reallocation of net income to Class B shares									0.6	32.0	37.0	22.0
Net income, allocated for diluted					$ 302.5	17,020.0	13,474.0	8,223.0	$ 66.7	3,752.0	3,837.0	3,681.0
Weighted average ordinary shares outstanding-basic	319,336,782	319,336,782	326,657,778	326,210,948	249,543,232	249,543,232	234,522,372	181,039,148	69,793,550	69,793,550	92,135,406	145,171,800
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)					69,793,550	69,793,550	92,135,406	145,171,800
Ordinary Share-Based Awards (in shares)					6,273,495	6,273,495	7,913,434	9,479,648	1,988,808	1,988,808	3,138,966	5,129,207
Weighted average ordinary shares outstanding-diluted	325,610,277	325,610,277	334,571,212	335,690,596	325,610,277	325,610,277	334,571,212	335,690,596	71,782,358	71,782,358	95,274,372	150,301,007
Net income per share attributable to ordinary shareholders:
Basic (in USD or RUR per share)	$ 0.95	53.30	41.25	25.21	$ 0.95	53.30	41.25	25.21	$ 0.95	53.30	41.25	25.21
Diluted (in USD or RUR per share)	$ 0.93	52.27	40.27	24.50	$ 0.93	52.27	40.27	24.50	$ 0.93	52.27	40.27	24.50